Income Taxes - Summary of Reconciliation Between Actual Income Taxes and The Theoretical Income Taxes (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
(Loss)/Profit before taxes	€ 48,071	€ 64,518	€ (96,959)	€ (31,557)	€ 69,233
Theoretical income tax benefit/(expense) - tax rate 24%			23,270	7,574	(16,616)
Non-deductible costs			(23,863)	(10,353)	(7,349)
Patent box impact				1,497	1,545
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays			(2,849)	20,321	(3,177)
Taxes relating to prior years			(2,668)	(197)	192
Deferred tax assets not recognized			(14,978)	(25,727)	(9,386)
Withholding tax on earnings			(9,027)	(6,221)	(5,366)
Other tax items			449	(727)	(1,482)
Total tax expense, excluding IRAP			€ (29,666)	€ (13,833)	€ (41,639)
Effective tax rate, excluding IRAP	51.70%	48.90%	(30.60%)	(43.80%)	60.10%
Italian regional income tax expense (IRAP)			€ (1,036)	€ (1,150)	€ (2,155)
Total income tax	€ (27,050)	€ (32,284)	€ (30,702)	€ (14,983)	€ (43,794)